Expense Example	Feb. 28, 2026 USD ($)
The Ambassador Fund | Class S Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
The Ambassador Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,691
The Diplomat Fund | The Diplomat Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	922
Expense Example, with Redemption, 5 Years	1,758
Expense Example, with Redemption, 10 Years	$ 3,931